SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities And Other Payables
Accrued salary	$ 59	$ 69
Others	1,069	147
Current accrued expenses and other current liabilities	$ 1,128	$ 216